UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10607
Large Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2005

Item 1. Schedule of Investments

Large-Cap Growth Portfolio                                                                                                                  as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Advertising — 1.2%
Omnicom Group, Inc.	5,000	$399,300
		$399,300
Banks — 2.7%
Bank of America Corp.	10,000	456,100
Bank of New York Co., Inc. (The)	15,000	431,700
		$887,800
Biotechnology — 2.5%
Amgen, Inc. (1)	13,600	822,256
		$822,256
Chemicals — 1.6%
Rohm and Haas Co.	11,300	523,642
		$523,642
Computer Hardware — 3.9%
Dell, Inc. (1)	19,700	778,347
Lexmark International, Inc., Class A (1)	8,000	518,640
		$1,296,987
Diversified Financial Services — 9.4%
A.G. Edwards, Inc.	10,000	451,500
American Express Co.	13,000	691,990
Citigroup, Inc.	11,000	508,530
Franklin Resources, Inc.	9,000	692,820
Merrill Lynch & Co., Inc.	13,600	748,136
		$3,092,976
Electrical Equipment — 2.3%
Emerson Electric Co.	12,000	751,560
		$751,560
Electronic Equipment & Instruments — 1.4%
Molex, Inc.	18,000	468,720
		$468,720
Food Distributors — 1.4%
Sysco Corp.	13,000	470,470
		$470,470
Foods — 1.8%
General Mills, Inc.	13,000	608,270
		$608,270

Health and Personal Care — 1.3%
Alberto-Culver Co.	10,000	$433,300
		$433,300
Health Care - Drugs Major — 8.5%
Forest Laboratories, Inc. (1)	14,000	543,900
Johnson & Johnson Co.	11,000	715,000
Lilly (Eli) & Co.	6,000	334,260
Pfizer, Inc.	29,850	823,263
Schering-Plough Corp.	20,000	381,200
		$2,797,623
Health Care - Equipment — 4.1%
Biomet, Inc.	11,000	381,040
Medtronic, Inc.	19,000	984,010
		$1,365,050
Health Care - Facility — 1.5%
Health Management Associates, Inc., Class A	19,100	500,038
		$500,038
Health Services — 1.2%
Express Scripts, Inc. (1)	8,000	399,840
		$399,840
Household Products — 2.1%
Procter & Gamble Co.	13,000	685,750
		$685,750
Industrial Conglomerates — 3.1%
General Electric Co.	29,000	1,004,850
		$1,004,850
Industrial Gases — 1.8%
Air Products and Chemicals, Inc.	10,000	603,000
		$603,000
Insurance - Life and Health — 2.8%
Aflac Corp.	12,000	519,360
UnitedHealth Group, Inc.	8,000	417,120
		$936,480
Internet Services — 1.4%
eBay, Inc. (1)	14,000	462,140
		$462,140
IT Consulting and Services — 6.2%
CDW Corp.	10,000	570,900
First Data Corp.	13,431	539,120
Fiserv, Inc. (1)	11,000	472,450
SEI Investments Co.	12,000	448,200
		$2,030,670

Machinery - Industrial — 3.7%
Caterpillar, Inc.	6,000	$571,860
Dover Corp.	17,400	633,012
		$1,204,872
Manufacturing - Diversified — 3.2%
3M Co.	7,000	506,100
Illinois Tool Works, Inc.	7,000	557,760
		$1,063,860
Metals - Industrial — 1.4%
Alcoa, Inc.	17,000	444,210
		$444,210
Networking Equipment — 2.9%
Cisco Systems, Inc. (1)	49,600	947,856
		$947,856
Oil and Gas - Exploration and Production — 2.7%
Apache Corp.	8,000	516,800
National-Oilwell Varco, Inc. (1)	8,000	380,320
		$897,120
Oil and Gas - Integrated — 3.4%
Exxon Mobil Corp.	10,000	574,700
Occidental Petroleum Corp.	7,000	538,510
		$1,113,210
Retail - Food and Drug — 1.8%
Walgreen Co.	13,000	597,870
		$597,870
Retail - Home Improvement — 2.8%
Lowe’s Companies, Inc.	16,000	931,520
		$931,520
Retail - Office Supplies — 1.5%
Staples, Inc.	22,500	479,700
		$479,700
Retail - Specialty and Apparel — 5.2%
Bed Bath and Beyond, Inc. (1)	12,600	526,428
Costco Wholesale Corp.	10,000	448,200
Kohl’s Corp. (1)	13,000	726,830
		$1,701,458
Semiconductors — 5.1%
Intel Corp.	37,300	972,038
Linear Technology Corp.	19,000	697,110
		$1,669,148

Systems Software — 2.4%
Microsoft Corp.	32,000	$794,880
		$794,880
Total Common Stocks (identified cost $28,370,405)		$32,386,426
Total Investments — 98.3% (identified cost $28,370,405)		$32,386,426
Other Assets, Less Liabilities — 1.7%		$561,112
Net Assets — 100.0%		$32,947,538

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$28,370,405
Gross unrealized appreciation	$4,889,498
Gross unrealized depreciation	(873,477)
Net unrealized appreciation	$4,016,021

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large Cap Growth Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	August 23, 2005
By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer
Date:	August 23, 2005